Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 203
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, line 4a - Schedule of Delinquent Participant Contributions

EIN 41-0580470 Plan #203

December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Check Here if Late Participant Loan Repayments are Included ☒	Contributions not corrected	Contributions corrected outside VFCP*	Contributions pending correction in VFCP*	Total fully corrected under VFCP and PTE 2002-51**
$7,531	$7,531	$—	$—	$—
*    Voluntary Fiduciary Correction Program
**    Prohibited Transaction Exemption 2002-51